Redeemable Convertible Preferred Stock - Summary of The Company Periodically Issues Warrants In Conjunction With The Issuance of Preferred Stock Or Debt (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Class Of warrants or rights outstanding	2,280,661	1,738,382	1,668,382
Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Class Of warrants or rights outstanding	304,900	305,611	305,611
Series B Preferred Warrants [Member]
Class of Warrant or Right [Line Items]
Class Of warrants or rights outstanding	1,358,777	1,362,771	1,362,771
Series C Preferred Warrants [Member]
Class of Warrant or Right [Line Items]
Class Of warrants or rights outstanding	616,984	70,000